VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 94.0%
Argentina: 3.3%
MercadoLibre, Inc. (USD) *	3,520	$4,186,970
Brazil: 8.8%
Clear Sale SA *	281,400	348,126
Fleury SA	330,400	1,111,037
Infracommerce CXAAS SA *	226,400	680,001
JSL SA	927,700	1,558,816
Locaweb Servicos de Internet SA 144A *	387,200	821,399
Movida Participacoes SA *	526,000	1,930,083
Rede D’Or Sao Luiz SA 144A	139,700	1,464,179
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,045,600	2,808,881
Vasta Platform Ltd. (USD) * †	62,012	354,709
Westwing Comercio Varejista Ltda *	236,000	150,689
		11,227,920
China: 27.3%
A-Living Smart City Services Co. Ltd. (HKD) 144A # †	1,102,250	1,526,050
China Animal Healthcare Ltd. (HKD) # *∞	3,588,969	0
China Conch Environment Protection Holdings Ltd. (HKD) *	128,000	160,137
China Conch Venture Holdings Ltd. (HKD) #	128,000	373,144
China Education Group Holdings Ltd. (HKD) # †	2,795,000	2,404,953
China Feihe Ltd. (HKD) 144A #	590,000	580,877
Fu Shou Yuan International Group Ltd. (HKD) #	1,469,000	1,078,878
Ganfeng Lithium Co. Ltd. #	43,000	844,212
GDS Holdings Ltd. (HKD) # * †	243,000	1,176,383
GoerTek, Inc. #	132,973	715,870
JD.com, Inc. (HKD) # *	2,819	80,102
Meituan (HKD) 144A # *	25,200	477,387
NetEase, Inc. (HKD) #	85,500	1,542,657
Pharmaron Beijing Co. Ltd. (HKD) 144A #	148,500	1,785,916
Ping An Bank Co. Ltd. #	793,970	1,915,620
Prosus NV (EUR) #	67,028	3,614,673
Qingdao TGOOD Electric Co. Ltd. #	177,968	520,580
Shandong Head Group Co. Ltd. # *	96,000	633,472
Shanghai Baosight Software Co. Ltd. #	285,347	2,182,712
Shenzhen Inovance Technology Co. Ltd. #	91,000	812,513
Shenzhou International Group Holdings Ltd. (HKD) #	29,000	382,859
Sungrow Power Supply Co. Ltd. #	87,000	1,459,185
Tencent Holdings Ltd. (HKD) #	54,200	2,498,313
Topsports International Holdings Ltd. (HKD) 144A #	1,116,000	927,551
	Number of Shares	Value
China (continued)
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	209,500	$1,663,555
Wuxi Shangji Automation Co. Ltd. #	42,300	906,448
Yifeng Pharmacy Chain Co. Ltd. #	232,607	1,461,390
Yum China Holdings, Inc. (HKD) #	33,230	1,449,473
Zai Lab Ltd. (HKD) * †	197,500	906,403
Zhejiang Huayou Cobalt Co. Ltd. #	51,000	779,024
		34,860,337
Egypt: 2.0%
Cleopatra Hospital # *	3,136,135	855,286
Commercial International Bank Egypt SAE # *	582,916	1,468,794
Fawry for Banking & Payment Technology Services SAE # *	506,418	273,694
		2,597,774
Georgia: 1.5%
Bank of Georgia Group Plc (GBP) #	90,700	1,413,233
Georgia Capital Plc (GBP) # *	60,700	499,759
		1,912,992
Germany: 1.2%
Delivery Hero SE 144A # *	35,000	1,525,433
Hungary: 1.0%
OTP Bank Nyrt # *	37,000	1,342,286
India: 14.7%
Cholamandalam Investment and Finance Co. Ltd. #	201,400	1,891,765
HDFC Bank Ltd. #	221,200	4,259,256
HDFC Bank Ltd. (ADR)	45,400	2,784,382
Oberoi Realty Ltd. # *	93,000	1,147,190
Phoenix Mills Ltd. #	93,800	1,355,732
Reliance Industries Ltd. #	214,133	7,409,853
		18,848,178
Indonesia: 1.9%
Bank BTPN Syariah Tbk PT #	10,450,000	2,393,102
Kazakhstan: 1.2%
Kaspi.kz JSC (USD) (GDR) #∞	30,540	1,530,054
Kuwait: 0.5%
Humansoft Holding Co. KSC #	64,455	683,903
Mexico: 3.2%
Qualitas Controladora SAB de CV	237,783	1,356,164
Regional SAB de CV	399,800	2,793,374
		4,149,538
Philippines: 3.9%
Bloomberry Resorts Corp. # *	7,280,000	960,263
International Container Terminal Services, Inc. #	940,200	4,073,016
		5,033,279
Poland: 0.5%
InPost SA (EUR) # *	110,500	701,104

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VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia: 0.0%
Detsky Mir PJSC 144A	784,200	$97
Fix Price Group Ltd. (USD) (GDR) #∞	269,400	2,694
Sberbank of Russia PJSC (ADR) #∞	85,064	0
Yandex NV (USD) *	27,437	274
		3,065
South Africa: 1.6%
Transaction Capital Ltd.	606,924	2,053,885
South Korea: 5.5%
Doosan Fuel Cell Co. Ltd. # * †	25,500	851,384
LG Chem Ltd. #	7,635	3,336,238
NAVER Corp. #	10,165	2,825,148
		7,012,770
Taiwan: 12.1%
Chroma ATE, Inc. #	165,000	1,028,942
MediaTek, Inc. #	138,000	4,294,631
Poya International Co. Ltd. #	111,250	1,506,208
Taiwan Semiconductor Manufacturing Co. Ltd. #	379,000	7,774,621
Wiwynn Corp. #	25,000	881,909
		15,486,311
Tanzania: 1.2%
Helios Towers Plc (GBP) * †	976,071	1,479,676
Turkey: 2.3%
Agesa Hayat ve Emeklilik AS	232,296	320,774
MLP Saglik Hizmetleri AS 144A *	684,140	1,412,881
Sok Marketler Ticaret AS	784,968	668,240
Tofas Turk Otomobil Fabrikasi AS	104,000	551,836
		2,953,731
United Kingdom: 0.3%
Hirco Plc # *∞	1,235,312	2
	Number of Shares	Value
United Kingdom (continued)
ReNew Energy Global Plc (USD) * †	43,000	$353,460
		353,462
Total Common Stocks (Cost: $128,863,782)		120,335,770

PREFERRED SECURITIES: 4.4%
Brazil: 0.9%
Raizen SA, *	810,000	1,196,018
South Korea: 3.5%
Samsung Electronics Co. Ltd., #	85,900	4,450,944
Total Preferred Securities (Cost: $6,417,263)		5,646,962

MONEY MARKET FUND: 2.1% (Cost: $2,653,952)
Invesco Treasury Portfolio - Institutional Class	2,653,952	2,653,952

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $137,934,997)		128,636,684

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $334,560)
Money Market Fund: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	334,560	334,560
Total Investments: 100.8% (Cost: $138,269,557)		128,971,244
Liabilities in excess of other assets: (0.8)%		(1,063,211)
NET ASSETS: 100.0%		$127,908,033

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,895,128.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $94,530,242 which represents 73.9% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $12,185,325, or 9.5% of net assets.
2

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.0%	$9,026,069
Consumer Discretionary	15.8	20,338,677
Consumer Staples	2.1	2,710,507
Energy	6.7	8,605,871
Financials	19.1	24,492,395
Health Care	7.2	9,199,258
Industrials	12.5	16,155,289
Information Technology	19.8	25,479,286
Materials	4.3	5,592,948
Real Estate	3.1	4,028,972
Utilities	0.3	353,460
Money Market Fund	2.1	2,653,952
	100.0%	$128,636,684
3